Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (3,185)	$ (1,965)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	119	53
Share-based compensation (Note 3)	327	112
Amortization of discount on straight loan received from commercial bank	12	12
Exchange rate differences on straight loan received from commercial bank	18	(10)
Change in the fair value of derivative warrant liability		577
Amortization of discount and accrued interest on straight loan from controlling shareholder		10
Exchange rate differences on straight loan from controlling shareholder		(5)
Increase in trade receivables	283	463
Increase in other current assets	(228)	(237)
Decrease (increase) in accounts payable	4	(1)
Decrease in deferred revenues	(14)	(9)
Increase in other current liabilities	192	43
Net cash used in operating activities	(2,472)	(957)
Cash flows from investing activities:
Investment in short-term bank deposit	(7,600)	(3,500)
Purchase of property and equipment	(9)	(18)
Capitalization of internal-use software		(295)
Net cash used in investing activities	(7,609)	(3,813)
Cash flows from financing activities:
Repayment of principal relating to straight loan received from commercial bank	(129)	(101)
Net proceeds received upon completion of public offering transaction		12,286
Repayment of principal relating to straight loan received from controlling shareholder		(154)
Proceeds received from exercise of options into shares (Note 3)	20	782
Net cash provided by (used in) financing activities	(109)	12,813
Change in cash, cash equivalents	(10,190)	8,043
Cash, cash equivalents at beginning of period	16,483	6,116
Cash, cash equivalents at end of period	6,293	14,159
Non-cash financing activities:
Amount classified to equity upon determination of the exercise price		599
Share-based compensation capitalized in internal-use software		73
Supplemental disclosure of cash flow information:
Interest paid	17	38
Interest received	206	168
Taxes paid	$ 26	$ 30